Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers
Revenue from Contracts with Customers

Note 3 Revenue from Contracts with Customers

The Group's revenues for the financial year 2021 are related to remuneration within the framework of outlicensing Nefecon to Everest for the Chinese region and Singapore and to Stada Arzneimittel in the EEA region. Revenues for the provision of certain regulatory services to Stada are reported over time as the services are performed, plus a fair market margin.

The Group has identified two performance obligations within the agreement with Stada:

1)	Out-licensing of the product candidate Nefecon in existing condition at the signing of the agreement, and
2)	Performance of certain regulatory services related to the MMA for EU.

The recognition of revenue is associated with significant accounting judgments and estimates, refer also to Note 2. Set out below is the Group’s revenue from contracts with customers:

	Year Ended December 31,
	2021	2020	2019
Type of goods or service
Out-licensing of the product candidate	225,252	—	184,829
Performance of certain regulatory services	4,095	—	—
Provision of drugs	—	874	—
Total	229,347	874	184,829

Geographical markets
Europe	201,878	—	—
China, Hong Kong, Macau, Taiwan and Singapore	27,469	874	184,829
Total	229,347	874	184,829

The total value of outstanding performance obligation to be performed in future periods amounted to SEK 4,095 as of December 31, 2021. No outstanding performance obligations existed as of December 31, 2020.